UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Charles P. Nelson

President and Chief Executive Officer

Great-West Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2014

ITEM 1. REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Putnam Equity Income Fund (Initial Class)

Annual Report

December 31, 2014

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion

The fund delivered a positive return that was solidly higher than the average return for funds in its Lipper peer group. However, the fund slightly underperformed its benchmark, the Russell 1000 Value Index. Performance relative to the benchmark index was hampered most by our stock selection in the financials sector. Areas where our stock selection worked well were the industrials and consumer staples sectors. Fund performance also benefited from our decision to maintain an underweight position, relative to the benchmark, in the energy sector, where stocks felt the negative effects of declining oil prices. As always, it is important to note that we are generally stock-specific in our investing style — we invest based on research and analysis of individual companies rather than broader economic or sector trends.

The top contributor to performance was our decision to not own the stock of Chevron, an oil and gas exploration and production company whose stock price was hurt by the collapse in oil prices. At the same time, the fund’s top detractor was an overweight position, relative to the benchmark, in Marathon Oil, another large integrated energy company whose profitability is closely tied to the price of oil.

The top-performing holding in the Fund’s portfolio was the stock of Alibaba Group Holding, the China-based e-commerce company whose $25 billion initial public offering (“IPO”) was the largest in history. The stock price soared in the aftermath of its IPO in September, and in early November, Alibaba announced strong sales growth in its first financial reporting as a public company.

Overweights to NXP Semiconductor and Apple were among the top five best performers for this reporting period. Additionally, a number of stocks in the industrials sector were also among the fund’s contributors. Our strategy for this sector was to focus on companies whose revenues come mainly from U.S. based sources rather than international markets, where growth was weaker. Highlights included aerospace and defense companies General Dynamics and Northrop Grumman.

In terms of detractors, plummeting oil prices took a toll on stocks in the energy sector. Marathon Oil and the fund’s position in QEP Resources, a gas and oil exploration and production company, also dampened performance.

Outside of the energy sector, Genworth Financial and Altisource Portfolio Solutions, a mortgage and financial services company detracted from relative results.

The Great-West Putnam Equity Income Fund (Initial Class) is a broadly diversified, large-cap equity strategy that seeks to provide capital growth and current income by investing primarily in undervalued stocks of dividend-paying companies. Based on a bottom-up approach to value investing, we construct a portfolio of mostly U.S. companies, focusing on the intersection of high current yield or long-term dividend potential, and long-term stock appreciation. We strive to deliver excess returns over a full market cycle with less volatility, more consistency, and better risk-adjusted returns versus our benchmark and peer group.

Our approach to investing remains consistent. We seek companies that generate more cash than their businesses require for operation. We tend to favor those with good visibility into their earnings and cash flows. Our research and stock selection are the focus throughout our investment process, and we believe this strategy should allow us to be well positioned in a slow-

to-moderate-growth environment characterized by high single-digit returns, heightened volatility, and increasing stock specific risk.

After significant declines in oil prices, particularly in the later months of the period, uncertainty in the energy sector could bring more volatility to the stock market in the months ahead. However, we remain fairly optimistic about the prospects for stock investing and the U.S. economy in 2015.

In our view, the economic environment is healthier than it has been in quite some time. The employment picture has brightened; in November, U.S. businesses added more than 321,000 jobs, which was the highest monthly gain in almost three years. At the same time, we have begun to see capital spending activity pick up. That is, corporations — many of which had been very conservative and were keeping record amounts of cash on their balance sheets — have started to invest more in their businesses. Although the market has rallied for several years now, we believe there is still room for stocks to advance.

Currently we are most overweight consumer discretionary, telecommunication and materials sectors. Though financials are the largest absolute position in the strategy they are also the most underweight relative to the benchmark, however in line with our peer group. Energy and utilities weightings also lag the benchmark.

The views and opinions in this report were current as of December 31, 2014 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Initial Class)	Russell 1000 Value Index
	10,000.00	10,000.00
2011*	9,812.00	9,860.00
2012	11,664.51	11,586.49
2013	15,355.28	15,355.19
2014	17,252.92	17,420.84

*For the period from June 16, 2011 through December 31, 2011.

Average Annual Total Returns for the Periods Ended December 31, 2014

	One Year	Since Inception*
Initial Class	12.36%	16.66%

*Since inception on June 16, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Sector as of December 31, 2014

Sector	% of Fund Investments
Financial	21.78%
Consumer, Non-cyclical	19.25
Industrial	11.41
Communications	10.25
Consumer, Cyclical	10.16
Energy	8.55
Technology	8.15
Utilities	4.92
Basic Materials	3.33
Short Term Investments	2.20
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (07/01/14)	Ending Account Value (12/31/14)	Expenses Paid During Period* (07/01/14 – 12/31/14)

Actual	$1,000.00	$1,039.78	$5.61

Hypothetical (5% return before expenses)	$1,000.00	$1,019.71	$5.55

*Expenses are equal to the Fund’s annualized expense ratio of 1.10% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM EQUITY INCOME FUND

Schedule of Investments

As of December 31, 2014

Principal Amount			Fair Value
CONVERTIBLE BONDS
Consumer, Cyclical — 0.32%
$640,000	WESCO International Inc 6.00%, 09/15/2029	$	1,721,600

Financial — 0.37%
1,806,000	MGIC Investment Corp 5.00%, 05/01/2017		2,019,334

TOTAL CONVERTIBLE BONDS — 0.69% (Cost $2,608,645)		$	3,740,934

Shares
COMMON STOCK
Basic Materials — 2.50%
34,800	Air Products & Chemicals Inc		5,019,204
79,800	Dow Chemical Co		3,639,678
76,700	Freeport-McMoRan Copper & Gold Inc		1,791,712
71,200	MeadWestvaco Corp		3,160,568

			13,611,162

Communications — 10.11%
140,800	AT&T Inc		4,729,472
61,300	CBS Corp Class B		3,392,342
65,200	CenturyLink Inc		2,580,616
155,250	Cisco Systems Inc		4,318,279
191,950	Comcast Corp Class A		11,049,602
10,400	Google Inc Class C (a)		5,474,560
75,000	Liberty Global PLC Class C		3,623,250
73,700	Symantec Corp		1,890,773
78,110	Time Warner Inc		6,672,156
157,556	Verizon Communications Inc		7,370,470
116,181	Vodafone Group PLC Sponsored ADR		3,969,905

			55,071,425

Consumer, Cyclical — 9.71%
121,500	American Airlines Group Inc		6,516,045
79,700	CVS Health Corp		7,675,907
117,900	Dana Holding Corp		2,563,146
70,600	Delphi Automotive PLC		5,134,032
67,900	Gaming & Leisure Properties Inc REIT		1,992,186
65,900	Gap Inc		2,775,049
124,000	General Motors Co		4,328,840
56,000	Hasbro Inc		3,079,440
110,216	Hilton Worldwide Holdings Inc (a)		2,875,535
51,000	Macy’s Inc		3,353,250
537,200	Office Depot Inc (a)		4,606,490
105,500	PulteGroup Inc		2,264,030
55,488	TRW Automotive Holdings Corp (a)		5,706,941

			52,870,891

Shares			Fair Value
Consumer, Non-cyclical — 18.99%
43,500	Altria Group Inc	$	2,143,245
98,200	AstraZeneca PLC Sponsored ADR		6,911,316
92,500	Baxter International Inc		6,779,325
115,300	Cigna Corp		11,865,523
91,700	Coca-Cola Enterprises Inc		4,054,974
291,482	Coty Inc Class A		6,022,018
25,850	Covidien PLC		2,643,938
62,600	Dr Pepper Snapple Group Inc		4,487,168
176,000	Eli Lilly & Co		12,142,240
105,330	Johnson & Johnson		11,014,358
42,300	Kellogg Co		2,768,112
58,900	Kraft Foods Group Inc		3,690,674
50,900	Lorillard Inc		3,203,646
97,800	Merck & Co Inc		5,554,062
36,100	PepsiCo Inc		3,413,616
135,028	Pfizer Inc		4,206,122
66,750	Philip Morris International Inc		5,436,788
35,700	UnitedHealth Group Inc		3,608,913
30,700	Zimmer Holdings Inc		3,481,994

			103,428,032

Energy — 8.30%
3,300	California Resources Corp (a)		18,183
37,300	EOG Resources Inc		3,434,211
141,000	Exxon Mobil Corp		13,035,450
376,300	Marathon Oil Corp		10,645,527
42,200	National Oilwell Varco Inc		2,765,366
3,540	NextEra Energy Partners LP		119,475
95,500	QEP Resources Inc		1,931,010
133,503	Royal Dutch Shell PLC Sponsored ADR		8,938,026
16,282	Total SA (b)		836,500
70,500	Valero Energy Corp		3,489,750

			45,213,498

Financial — 20.99%
17,000	Altisource Portfolio Solutions SA (a)(c)		574,430
114,400	American International Group Inc		6,407,544
25,000	American Tower Corp REIT		2,471,250
151,900	Assured Guaranty Ltd		3,947,881
278,400	Bank of America Corp		4,980,576
34,300	Boston Properties Inc REIT		4,414,067
26,300	Capital One Financial Corp		2,171,065
167,400	Charles Schwab Corp		5,053,806
214,453	Citigroup Inc		11,604,052
73,200	CME Group Inc		6,489,180
55,700	Equity LifeStyle Properties Inc REIT		2,871,335
347,000	Genworth Financial Inc Class A (a)		2,949,500
92,800	Hartford Financial Services Group Inc		3,868,832
42,000	Hatteras Financial Corp REIT		774,060
66,700	Invesco Ltd		2,635,984
128,500	JPMorgan Chase & Co		8,041,530
303,000	KeyCorp		4,211,700
106,130	MetLife Inc		5,740,572

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM EQUITY INCOME FUND

Schedule of Investments

As of December 31, 2014

Shares			Fair Value
Financial — (continued)
441,483	MFA Financial Inc REIT	$	3,527,449
27,250	PartnerRe Ltd		3,110,042
228,139	Radian Group Inc		3,814,484
390,500	Regions Financial Corp		4,123,680
102,820	State Street Corp		8,071,370
198,310	Wells Fargo & Co		10,871,354
35,700	Willis Group Holdings PLC		1,599,717

			114,325,460

Industrial — 11.19%
97,100	Agilent Technologies Inc		3,975,274
22,600	Energizer Holdings Inc		2,905,456
52,400	General Dynamics Corp		7,211,288
184,600	General Electric Co		4,664,842
56,600	Honeywell International Inc		5,655,472
48,160	L-3 Communications Holdings Inc		6,078,274
82,110	Northrop Grumman Corp		12,102,193
36,700	Packaging Corp of America		2,864,435
49,700	Sealed Air Corp (c)		2,108,771
102,070	Tyco International PLC		4,476,790
42,900	Union Pacific Corp		5,110,677
33,100	United Technologies Corp		3,806,500

			60,959,972

Technology — 8.04%
63,900	Apple Inc		7,053,282
60,900	Computer Sciences Corp		3,839,745
180,000	EMC Corp		5,353,200
44,900	Fidelity National Information Services Inc		2,792,780
98,700	Intel Corp		3,581,823
76,900	Maxim Integrated Products Inc		2,450,803
53,511	NXP Semiconductor NV (a)		4,088,240
52,600	QUALCOMM Inc		3,909,758
31,128	SanDisk Corp		3,049,921
57,900	Seagate Technology PLC		3,850,350
70,900	Texas Instruments Inc		3,790,669

			43,760,571

Utilities — 4.85%
57,700	Ameren Corp		2,661,701
50,000	American Electric Power Co Inc		3,036,000
108,438	Calpine Corp (a)		2,399,733
58,400	Edison International		3,824,032
152,900	Exelon Corp		5,669,532
30,600	NextEra Energy Inc		3,252,474
74,000	NRG Energy Inc		1,994,300
98,962	PPL Corp		3,595,289

			26,433,061

TOTAL COMMON STOCK — 94.68% (Cost $399,575,262)		$	515,674,072

Shares			Fair Value
CONVERTIBLE PREFERRED STOCK
Energy — 0.13%
58,203	McDermott International Inc, 6.25%	$	689,123

Financial — 0.12%
5,779	American Tower Corp Series A, 5.25%		658,084

Industrial — 0.05%
2,620	Stanley Black & Decker Inc Series A, 6.25%(c)		306,592

TOTAL CONVERTIBLE PREFERRED STOCK —0.30% (Cost $2,297,635)		$	1,653,799

PREFERRED STOCK
Basic Materials — 0.79%
78,316	Alcoa Inc		3,962,304
18,499	ArcelorMittal (c)		324,310

			4,286,614

TOTAL PREFERRED STOCK — 0.79% (Cost $4,379,612)		$	4,286,614

Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.65%
	Federal Home Loan Bank
$5,000,000	0.00%, 01/02/2015		5,000,000
4,000,000	0.03%, 01/16/2015		3,999,950

			8,999,950

Repurchase Agreements — 0.52%
666,716	Undivided interest of 0.77% in a repurchase agreement (principal amount/value $86,760,973 with a maturity value of $86,761,310) with BNP Paribas Securities Corp, 0.07%, dated 12/31/14 to be repurchased at $666,716 on 1/2/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 2.13%—6.00%, 8/15/21 - 7/15/52, with a value of $88,496,192. (d)		666,716

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM EQUITY INCOME FUND

Schedule of Investments

As of December 31, 2014

Principal Amount			Fair Value
Repurchase Agreements — (continued)
$666,717	Undivided interest of 0.79% in a repurchase agreement (principal amount/value $83,887,295 with a maturity value of $83,887,668) with Citigroup Global Markets Inc, 0.08%, dated 12/31/14 to be repurchased at $666,717 on 1/2/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.38%—8.00%, 12/15/17—7/15/51, with a value of $85,565,041. (d)	$	666,717

666,717	Undivided interest of 1.39% in a repurchase agreement (principal amount/value $47,965,088 with a maturity value of $47,965,275) with Merrill Lynch, Pierce, Fenner & Smith, 0.07%, dated 12/31/14 to be repurchased at $666,717 on 1/2/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00%—6.00%, 6/1/17 - 12/20/44, with a value of $48,924,390. (d)		666,717

Principal Amount			Fair Value
Repurchase Agreements — (continued)
$ 140,349	Undivided interest of 13.39% in a repurchase agreement (principal amount/value $1,048,264 with a maturity value of $1,048,267) with RBC Capital Markets Corp, 0.06%, dated 12/31/14 to be repurchased at $140,349 on 1/2/15 collateralized by U.S. Treasury securities, 0.00% - 6.25%, 2/15/15—11/15/44, with a value of $1,069,230. (d)	$	140,349
666,717	Undivided interest of 3.60% in a repurchase agreement (principal amount/value $18,535,607 with a maturity value of $18,535,710) with Scotia Capital (USA) Inc, 0.10%, dated 12/31/14 to be repurchased at $666,717 on 1/2/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.13%—7.13%, 2/9/15 - 5/15/40, with a value of $18,906,436. (d)		666,717

			2,807,216

TOTAL SHORT TERM INVESTMENTS — 2.17% (Cost $11,807,166)		$	11,807,166

TOTAL INVESTMENTS — 98.63% (Cost $420,668,320)		$	537,162,585

OTHER ASSETS & LIABILITIES, NET — 1.37%			$7,479,478

TOTAL NET ASSETS — 100.00%		$	544,642,063

(a)	Non-income producing security.
(b)	Security is fair valued under procedures adopted by the Board of Directors.
(c)	All or a portion of the security is on loan at December 31, 2014.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2014

Great-West Putnam Equity Income Fund

ASSETS:
Investments in securities, fair value (including $2,743,030 of securities on loan)(a)	$534,355,369
Repurchase agreements, fair value(b)	2,807,216
Cash	9,331,993
Cash denominated in foreign currencies, fair value(c)	52,062
Subscriptions receivable	388,961
Receivable for investments sold	201,185
Dividends and interest receivable	1,262,251

Total Assets	548,399,037

LIABILITIES:
Payable to investment adviser	552,482
Payable upon return of securities loaned	2,807,216
Redemptions payable	397,276

Total Liabilities	3,756,974

NET ASSETS	$544,642,063

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$3,903,236
Paid-in capital in excess of par	406,991,410
Net unrealized appreciation	116,489,575
(Overdistributed) net investment income	(79)
Accumulated net realized gain	17,257,921

NET ASSETS	$544,642,063

CAPITAL STOCK:
Authorized	70,000,000
Issued and Outstanding	39,032,363

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$13.95

(a) Cost of investments	$417,861,104
(b) Cost of repurchase agreements	$2,807,216
(c) Cost of cash denominated in foreign currencies	$56,752

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2014

Great-West Putnam Equity Income Fund

INVESTMENT INCOME:
Interest amortization	$(17,254)
Income from securities lending	46,253
Dividends	12,815,575
Foreign withholding tax	(87,821)

Total Income	12,756,753

EXPENSES:
Management fees	5,969,993
Other	2,498

Total Expenses	5,972,491

NET INVESTMENT INCOME	6,784,262

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	61,581,511
Net change in unrealized depreciation on investments and foreign currency translations	(3,168,502)

Net Realized and Unrealized Gain	58,413,009

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$65,197,271

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2014 and 2013

	2014	2013
Great-West Putnam Equity Income Fund

OPERATIONS:
Net investment income	$6,784,262	$7,120,722
Net realized gain	61,581,511	39,409,579
Net change in unrealized appreciation (depreciation)	(3,168,502)	73,892,497

Net Increase in Net Assets Resulting from Operations	65,197,271	120,422,798

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(12,648,052)	(9,405,524)
From net realized gains	(48,735,858)	(24,948,041)

Total Distributions	(61,383,910)	(34,353,565)

CAPITAL SHARE TRANSACTIONS:
Shares sold	86,218,559	124,143,636
Shares issued in reinvestment of distributions	61,383,910	34,353,565
Shares redeemed	(125,060,310)	(94,686,390)

Net Increase in Net Assets Resulting from Capital Share Transactions	22,542,159	63,810,811

Total Increase in Net Assets	26,355,520	149,880,044

NET ASSETS:
Beginning of year	518,286,543	368,406,499

End of year(a)	$544,642,063	$518,286,543

CAPITAL SHARE TRANSACTIONS—SHARES:
Shares sold	6,030,005	9,351,732
Shares issued in reinvestment of distributions	4,288,401	2,493,792
Shares redeemed	(8,485,465)	(7,132,416)

Net Increase	1,832,941	4,713,108

(a) Including (overdistributed) net investment income:	$(79)	$0

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011(a)
Great-West Putnam Equity Income Fund—Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$13.93		$11.34		$9.72		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.18	(b)	0.21	(b)	0.21	(b)	0.09
Net realized and unrealized gain (loss)	1.55		3.36		1.61		(0.28)

Total From Investment Operations	1.73		3.57		1.82		(0.19)

LESS DISTRIBUTIONS:
From return of capital	–		–		(0.00)	(c)	(0.00)	(c)
From net investment income	(0.35)		(0.27)		(0.20)		(0.09)
From net realized gains	(1.36)		(0.71)		–		–

Total Distributions	(1.71)		(0.98)		(0.20)		(0.09)

NET ASSET VALUE, END OF YEAR	$13.95		$13.93		$11.34		$9.72

TOTAL RETURN(d)	12.36%		31.64%		18.88%		(1.88%)	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$544,642		$518,287		$368,406		$297,144
Ratio of expenses to average net assets	1.10%		1.10%		1.10%		1.10%	(f)
Ratio of net investment income to average net assets	1.25%		1.57%		1.93%		1.79%	(f)
Portfolio turnover rate	36%		39%		56%		49%	(e)

(a)	The Fund’s inception date was June 16, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Amount was less than $0.01 per share.
(d)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Annualized.

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM EQUITY INCOME FUND

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Putnam Equity Income Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek capital growth and current income. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has delegated the day-to-day responsibility for valuation determinations under those policies and procedures to the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC.

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the

Annual Report - December 31, 2014

primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Convertible Bonds

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Convertible Preferred Stock, Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the year.

Annual Report - December 31, 2014

		Level 1		Level 2		Level 3		Total
Assets

Investments, at fair value:
Convertible Bonds	$	—	$	3,740,934	$	—	$	3,740,934
Common Stock		514,837,572		836,500		—		515,674,072
Convertible Preferred Stock		—		1,653,799		—		1,653,799
Preferred Stock		—		4,286,614		—		4,286,614
Short Term Investments		—		11,807,166		—		11,807,166

Total Assets	$	514,837,572	$	22,325,013	$	0	$	537,162,585

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Annual Report - December 31, 2014

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The tax character of distributions paid during the years ended December 31, 2014 and 2013 were as follows:

		2014		2013
Ordinary income	$	12,648,052	$	9,405,524
Long-term capital gain		48,735,858		24,948,041

	$	61,383,910	$	34,353,565

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for real estate investment trusts and foreign currency reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2014. Net assets of the Fund were unaffected by the reclassifications.

Paid-in Capital	Overdistributed Net Investment Income	Accumulated Net Realized Gain
$ –	$5,863,711	$(5,863,711)

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$	3,220,085
Undistributed long-term capital gains		14,418,606
Net unrealized depreciation on foreign currency		(4,690)
Capital loss carryforwards		–
Post-October losses		(79)
Net unrealized appreciation		116,113,495

Tax composition of capital	$	133,747,417

The Fund has elected to defer to the next fiscal year the following Post-October losses:

Post-October Ordinary Losses	Post-October Capital Losses
$(79)	$–

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2014 were as follows:

Federal tax cost of investments	$	421,049,090

Gross unrealized appreciation on investments		126,053,849
Gross unrealized depreciation on investments		(9,940,354)

Net unrealized appreciation on investments	$	116,113,495

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment

Annual Report - December 31, 2014

company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2014-11 on the financial statements and related disclosures.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 1.10% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Putnam Investment Management, LLC. The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $356,974 for the year ended December 31, 2014.

3. PURCHASES AND SALES OF INVESTMENTS

For the year ended December 31, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $190,629,656 and $235,523,241, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2014 the Fund had securities on loan valued at $2,743,030 and received collateral of $2,807,216 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

Annual Report - December 31, 2014

5. INDEMNIFICATIONS

The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

6. TAX INFORMATION (unaudited)

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2014, 77% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Annual Report - December 31, 2014

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West Putnam Equity Income Fund (the Fund), one of the funds of Great-West Funds, Inc. (the “Great-West Funds”) as of December 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West Putnam Equity Income Fund as of December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado
February 27, 2015

Fund Directors and Officers

Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.

Independent Directors*
Name, Address, and Year of Birth	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Lead Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Managing Director, The Colorado Forum; Manager, 6K Ranch, LLC	62	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	62	Director, Guaranty Bancorp
Donna L. Lynne 8515 East Orchard Road, Greenwood Village, CO 80111 1953	Independent Director	Since 2014	Executive Vice President and Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals; President, Kaiser Foundation Health Plan of Colorado; formerly, Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals	62	N/A
Interested Directors**
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Charles P. Nelson 8515 East	Chairman, President & Chief	Since 2008 (as Director)	Executive Vice President, Retirement Services, Great-West	62	N/A

Orchard Road, Greenwood Village, CO 80111 1961	Executive Officer, Director	Since 2014 (as Chairman) Since 2014 (as President and Chief Executive Officer)	Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great-West Capital Management, LLC
Robert K. Shaw 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Director	Since 2014	Executive Vice President, Individual Markets, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman, President and Chief Executive Officer, Great-West Capital Management, LLC; Director and Executive Vice President of GWFS Equities, Inc; Executive Vice President, FASCore, LLC	62	N/A
Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Senior Vice President, Legal & Chief Compliance Officer	Since 2004 (as Chief Compliance Officer) Since 2014 (as Senior Vice President, Legal)	Senior Vice President, Legal & Chief Compliance Officer, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chief Compliance Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance	N/A	N/A

Company, and London Life Insurance Company; Secretary and Senior Vice President, Legal & Chief Compliance Officer, GWFS Equities, Inc.; Senior Vice President, Legal & Chief Compliance Officer, Advised Assets Group, LLC, FASCore, LLC, Great-West Capital Management, LLC; formerly, Secretary, Great-West Capital Management, LLC and Great-West Funds
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC; Director & Assistant Treasurer, Great-West Trust Company	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Assistant Vice President, Counsel & Secretary	Since 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, Great-West Capital Management, LLC; formerly, Assistant Secretary, Great-West Capital Management, LLC and Great-West Funds	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Vice President and Treasurer, GWFS Equities, Inc. and Great-West Trust Company, LLC; Chief Financial Officer & Treasurer, Great-West Capital Management, LLC;	N/A	N/A

formerly Investment Operations Compliance Officer, Great-West Capital Management, LLC and Great-West Funds
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Senior Vice President & Managing Director	Since 2012 (as Managing Director) Since 2014 (as Senior Vice President)	Senior Vice President, Product Management, Great-West Life & Annuity Insurance Company; Manager, Senior Vice President and Managing Director, Advised Assets Group, LLC and Great-West Capital Management, LLC	N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Vice President & Associate Chief Compliance Officer	Since 2011	Assistant Vice President and Associate Chief Compliance Officer, Great-West Life & Annuity Insurance Company, Advised Assets Group, LLC and Great-West Capital Management, LLC	N/A	N/A

*A Director who is not an “interested person” of Great-West Funds (as defined in the 1940 Act) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the 1940 Act) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f) Registrant’s Code of Ethics is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Ms. Donna Lynne is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $745,150 for fiscal year 2013 and $770,000 for fiscal year 2014.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $100,000 for fiscal year 2013 and $100,000 for fiscal year 2014. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2013 and $0 for fiscal year 2014.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

1 No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds’ sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(e)	(2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2013 equaled $898,212, and for fiscal year 2014 equaled $1,625,800.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Charles P. Nelson
Charles P. Nelson
President and Chief Executive Officer
Date:	February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Charles P. Nelson
Charles P. Nelson
President and Chief Executive Officer
Date:	February 26, 2015

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer
Date:	February 26, 2015